Investment in Marketable Securities (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 19, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	May 27, 2024	Apr. 08, 2024
Investment in Marketable Securities [Line Items]
Payment of cash	$ 1,000,000
Allotment of ordinary shares with equivalent value	$ 1,000,000
Price per share (in Dollars per share)						$ 3.93	$ 3.93
Unrealized loss on marketable equity securities		$ (127,507)	$ 60,172	$ (828,367)
VCIG [Member]
Investment in Marketable Securities [Line Items]
Number of shares issued (in Shares)	286,533
Price per share (in Dollars per share)	$ 3.49
Unrealized loss on marketable equity securities		$ 127,507	$ 60,172	$ (828,367)	$ 0